Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

9.    Property, plant and equipment

The detail of property, plant and equipment, net of the related accumulated depreciation and impairment in 2020 and 2019 is as follows:

				Advances and
				Property, Plant		Other Items of
			Other Fixtures,	and Equipment		Property,	Other Items	Other Items
	Land and	Plant and	Tools and	in the Course of	Mineral	Plant and	of Leased	of Leased	Accumulated
	Buildings	Machinery	Furniture	Construction	Reserves	Equipment	Land and	Plant and	Depreciation	Impairment	Total
							Buildings	machinery	(Note 25.3)	(Note 25.5)
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2019	235,309	1,487,047	11,945	123,364	59,408	36,341	—	—	(907,355)	(157,197)	888,862
IFRS 16 Adjustments at 1 January 2019	—	—	—	—	—	—	12,417	18,055	(9,703)	—	20,769
Additions	74	1,409	32	34,039	—	—	777	3,089	(103,121)	(1,224)	(64,925)
Disposals and other	(13,160)	(78,774)	(3,399)	(7,426)	—	(2,195)	—	—	48,560	48,775	(7,619)
Transfers from/(to) other accounts	408	38,445	220	(39,073)	—	—	—	—	—	—	—
Exchange differences	(2,822)	(8,908)	36	(1,881)	94	317	104	189	9,091	2,000	(1,780)
Business combinations (Note 5)	—	—	—	—	—	—	—	—	—	—	—
Business disposals	(23,223)	(165,382)	(15)	(2,372)	—	—	—	—	96,591	—	(94,401)
Balance at December 31, 2019	196,586	1,273,837	8,819	106,651	59,502	34,463	13,298	21,333	(865,937)	(107,646)	740,906
Additions	1,391	11,095	302	27,059	—	30	3,374	1,405	(101,006)	(71,929)	(128,279)
Disposals and other	(780)	(17,664)	(612)	(1,715)	—	—	—	—	17,337	4	(3,430)
Transfers from/(to) other accounts	904	15,830	—	(16,861)	—	—	—	127	—	(6,937)	(6,937)
Exchange differences	9,924	48,487	(87)	8,895	(177)	(1,305)	916	1,581	(45,901)	(4,559)	17,774
Balance at December 31, 2020	208,025	1,331,585	8,422	124,029	59,325	33,188	17,588	24,446	(995,507)	(191,066)	620,034

During year ended December 31, 2020 the Company recognized an impairment of $71,929 thousand in relation to our  idled capacity at the Niagara facilities in the United States $34,270 thousand, at the Polokwane facility in South Africa $8,677 thousand, at Château Feuillet facility in Europe $17,941 thousand and  an impairment of $11,041 thousand in relation to our solar-grade silicon metal project in Puertollano, Spain.

During 2019 the Company disposed of FerroAtlántica, S.A.U. and Ultracore Polska Zoo, which resulted in a net reduction of property, plant and equipment of $94,401 thousand. The net gain on the disposal of FerroAtlántica, S.A.U. is disclosed in Note 29 and the net loss on disposal of Ultracore Polska ZOO is included in Note 25.6.

During 2019 the Company liquidated Ganzi Ferroatlántica Silicon Industry Company, Ltd. and started the process of liquidation of Mangshi Sinice Silicon Industry Company Limited, which resulted in the reduction of impairment of $48,775 thousand.

During 2018 the Company recognised an impairment of $40,537 thousand in Impairment losses (Electrometallurgy – Other segment) in relation to our solar-grade silicon metal project based in Puertollano, Spain. As of December 31, 2019, the Company continued to recognize these project assets as $40,590 thousand based on the higher of fair value less costs of disposal and value in use. Fair value less costs of disposal related to land and buildings was determined based on recent sales of comparable industrial properties located near the project. Fair value less costs of disposal related to machinery and equipment was determined by assessing the recoverability of the assets to a market participant.  As of December 31, 2020 the valuation of these assets has been reassessed and impairment of $11,041 thousand has been registered, leaving a remaining value of $33,537 thousand.

As at December 31, 2020 the Company tested property, plant and equipment for impairment, estimating the recoverable value of the cash-generating units requires significant judgment in evaluation of overall market conditions, estimated future cash flows, discount rates and other factors, based on management’s business plans. Recoverable values were estimated by determining the value in use for all assets, with the exception of our solar-grade silicon metal project based in Puertollano, Spain, Château-Feuilltet plants in France and our silicon metal plant in Polokwane, South Africa for which the recoverable value was determined by independent valuation experts at fair value and the key assumptions used in the measurement of fair value measurements has been categorised within level “3”.  No impairment for property, plant and equipment was recognized during the year ended December 31, 2020, except the impairments mentioned in previous paragraphs.

Transfer from (to) other accounts as of December 31, 2020 only includes $6,937 thousand from OpCo related to the contract signed with Aurinka.

At December 31, 2020 and 2019, the Company has no property, plant and equipment pledged as security for outstanding bank loans and other payables.

Commitments

At December 31, 2020 and 2019, the Company has capital expenditure commitments totaling $2,605 thousand and $15,635 thousand, respectively, primarily related to maintenance and improvement works at plants.